TREASURY SHARES - Additional Information (Details) $ / shares in Units, ¥ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2021 $ / shares	Jun. 30, 2021 $ / shares
Class of Stock [Line Items]
Shares repurchased during the period value | ¥				¥ 71,508
Shares repurchased during the period shares | shares			64,627,980	64,627,980
2022 Share Repurchase Program
Class of Stock [Line Items]
Maximum amount authorized to repurchase	$ 100,000
Repurchase period (in months)	12 months
Shares repurchased during the period value		$ 5,000,000
Shares repurchased during the period shares | shares		26,509,680
Ordinary Shares
Class of Stock [Line Items]
Shares repurchased during the period shares | shares			64,627,980	64,627,980
Minimum [Member]
Class of Stock [Line Items]
Fair value per ordinary share | $ / shares		$ 0.33	$ 0.24		$ 1.97	$ 3.04
CHINA | Minimum [Member] | Variable Interest Entity, Primary Beneficiary
Class of Stock [Line Items]
Sale of stock consideration received in the transaction			$ 10,179,000
Subsidiaries | CHINA | Minimum [Member]
Class of Stock [Line Items]
Shares repurchased during the period value			$ 100,000,000